Investment Objectives and Goals	May 01, 2026
LKCM Small Cap Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	LKCM SMALL CAP EQUITY FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks to maximize long-term capital appreciation.
LKCM Small-Mid Cap Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	LKCM SMALL-MID CAP EQUITY FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks to maximize long-term capital appreciation.
LKCM Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	LKCM EQUITY FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks to maximize long-term capital appreciation.
LKCM Balanced Fund
Prospectus [Line Items]
Risk/Return [Heading]	LKCM BALANCED FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks current income and long-term capital appreciation.
LKCM Fixed Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	LKCM FIXED INCOME FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks current income.
LKCM International Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	LKCM INTERNATIONAL EQUITY FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks to maximize long-term capital appreciation.
LKCM Aquinas Catholic Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	LKCM Aquinas Catholic Equity Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks to maximize long-term capital appreciation, while incorporating Catholic values investing principles in the investment process.